Leases - Summary of changes in lease liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Leases [Line Items]
Interest	$ 9.8	$ 8.1
Repayment	(60.3)	(52.4)
Lease liabilities [Member]
Leases [Line Items]
Beginning balance	205.3	188.3
Issuance	76.5	43.1
Interest	9.8	8.5
Repayment	(67.8)	(60.9)
Liabilities associated with assets held for sale	3.0	(6.7)
Effect of foreign currency exchange rate changes	(2.0)	7.6
Termination, remeasurement and other	12.6	25.4
Ending balance	$ 237.4	$ 205.3